STOCK OPTIONS (Details Textual) - USD ($)							1 Months Ended						3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 01, 2017	Aug. 03, 2017	Feb. 06, 2017	Oct. 08, 2016	Aug. 08, 2016	Dec. 14, 2015	Feb. 13, 2017	Apr. 26, 2016	Apr. 21, 2016	Nov. 24, 2015	Feb. 26, 2015	Feb. 17, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2014	Mar. 31, 2017	Mar. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term															8 years 25 days			5 years 1 month 13 days	5 years 10 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term															6 years 6 months 18 days			6 years 7 days	5 years 3 months 4 days
Stock or Unit Option Plan Expense													$ 762,208	$ 204,842	$ 1,013,256	$ 424,090		$ 844,162	$ 1,495,837
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									1,000,000
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									1,000,000
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period									1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense																		844,162	$ 1,495,837
Adjustments to Additional Paid in Capital, Share-based Compensation and Exercise of Stock Options																		$ 59,479
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	114.00%	114.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.73%	1.73%
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number																	531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Re-measured Fair value																	$ 230,930
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	264,230
Allocated Share-based Compensation Expense																	$ 118,957
Employees and Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	125,824
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																		62,912
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 0.165
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 0.23
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price																	$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1																	7 years
Fair Value Of Options											$ 1,259,487
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				990,864
Director and Employees and Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price												$ 0.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																		110,100
Allocated Share-based Compensation Expense						$ 100,289							298,573		396,523			$ 407,208
Fair Value Of Options												$ 136,613
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	666,667 options that were to vest equally December 14, 2017 and 2018 immediately vested
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number									3,895,000
Allocated Share-based Compensation Expense													17,813		35,625			66,104
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period								250,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value								$ 213,750	$ 2,582,890
Employees of Bionik Inc [Member] | Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									0.25
Employees of Bionik Inc [Member] | Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									0.95
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price									$ 1.05
Employees of Bionik Inc [Member] | Unvested option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense									$ 102,989				10,169		20,338
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross										650,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period																			250,000
Allocated Share-based Compensation Expense													35,609		71,219			$ 142,438	$ 62,317
Fair Value Of Options										$ 694,384
Employee One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 1.00
Allocated Share-based Compensation Expense					$ 140,230								54,339		$ 108,678
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period					750,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value					$ 652,068
Director and Employees and Consultant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,495,000						314,560
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period															83,334			40,000	25,000
Allocated Share-based Compensation Expense																		$ 26,164
Fair Value Of Options						$ 1,260,437
Employee Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 0.70
Allocated Share-based Compensation Expense													20,433		$ 40,867			12,163
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value			$ 245,200
Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.68
Allocated Share-based Compensation Expense													12,396		$ 24,792			$ 6,345
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							250,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value							$ 148,750
Executive Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		1,500,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.21
Allocated Share-based Compensation Expense													15,093
Fair Value Of Options													387,209
Share Based Compensation Arrangement By Share Based Payment Award Additional Options Grants In Period Gross		500,000
Executive Employee And Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	12,215,354
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 0.161
Fair Value Of Options													1,832,304
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	50% of the remaining options vest on performance being met and 50% vest annually over 5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	2,035,892
Allocated Share-based Compensation Expense, Net of Tax													$ 305,384